Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders Equity Disclosure Abstract
Schedule of ordinary share capital
	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2022		December 31, 2021
Ordinary shares of no-par value	75,000,000	32,628,044	75,000,000	30,000,339